Financial Risks - Schedule of Maximum Exposure to Credit Risk (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Master netting agreements collateral	€ 2	€ 34
Credit risk [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	267,465	258,116
Cash collateral	864	297
Securities collateral	14,528	14,900
Letters of credit / guarantees	194	221
Real estate property collateral	23,711	24,822
Master netting agreements collateral	373	2,174
Total collateral	39,669	42,414
Surplus collateral (or overcollateralization)	14,153	14,638
Net exposure	241,949	230,341
Credit risk [member] | Debt securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	55,811	59,341
Letters of credit / guarantees	93	96
Total collateral	93	96
Net exposure	55,718	59,245
Credit risk [member] | Money market and other short-term instruments [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	8,695	6,881
Securities collateral	442	312
Total collateral	442	312
Surplus collateral (or overcollateralization)	24	23
Net exposure	8,277	6,592
Credit risk [member] | Loans [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	10,183	10,419
Cash collateral	31	40
Letters of credit / guarantees	20	22
Real estate property collateral	23,711	24,763
Total collateral	23,762	24,825
Surplus collateral (or overcollateralization)	13,579	14,407
Net exposure		1
Credit risk [member] | Unconsolidated investment funds [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	167,411	154,741
Net exposure	167,411	154,741
Credit risk [member] | Deposits with financial institutes [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,289	2,405
Net exposure	2,289	2,405
Credit risk [member] | Other investments [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,040	4,618
Real estate property collateral		58
Total collateral		58
Surplus collateral (or overcollateralization)		35
Net exposure	5,040	4,595
Credit risk [member] | Derivatives assets [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,429	2,771
Cash collateral	832	257
Securities collateral	669	426
Master netting agreements collateral	373	2,174
Total collateral	1,875	2,858
Surplus collateral (or overcollateralization)	550	173
Net exposure	104	86
Credit risk [member] | Reinsurance assets [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	16,608	16,939
Securities collateral	13,416	14,162
Letters of credit / guarantees	82	103
Total collateral	13,498	14,265
Net exposure	€ 3,110	€ 2,675